Segmented information (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Oil and Gas, Proved Reserve, Quantity [Line Items]
Non-current assets	$ 6,823,275	$ 6,932,340
Country Of Canada [Member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Non-current assets	253,209	361,967
Country Of United States [Member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Non-current assets	6,568,840	6,568,840
Country Of Mexico [Member]
Oil and Gas, Proved Reserve, Quantity [Line Items]
Non-current assets	$ 1,226	$ 1,533